Consolidated Statements of Stockholders' Equity (USD $)	Total	Series A Preferred Stock	Series B Preferred Stock [Member]	Series A Convertible Preferred Stock	Series A Convertible Preferred Stock Series A Preferred Stock	Series B Convertible Preferred Stock	Series B Convertible Preferred Stock Series B Preferred Stock [Member]	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Series A Preferred Stock	Additional Paid-in Capital Series B Preferred Stock [Member]	Deficit Accumulated During the Development Stage
Balance at Dec. 31, 2010
Issuance of Restricted Stock	$ 2,000							$ 66	$ 1,934
Issuance of Restricted Stock (in shares)	666,668							666,668
Issuance of Stock net in offering costs		220,778			42					220,736
Issuance of Stock net in offering costs (in shares)					416,667
Stock-based compensation expense	781								781
Net loss	(79,445)											(79,445)
Balance at Dec. 31, 2011	144,114			42				66	223,451			(79,445)
Balance (in shares) at Dec. 31, 2011				416,667				666,668
Repurchase of Common Stock	(40)							(1)	(39)
Repurchase of Common Stock (in shares)	13,334							(13,334)
Issuance of Stock net in offering costs		249,142	5,424,031		42		183			249,100	5,423,848
Issuance of Stock net in offering costs (in shares)					416,667		1,835,000
Stock-based compensation expense	23,373								23,373
Net loss	(1,279,852)											(1,279,852)
Balance at Dec. 31, 2012	4,560,768			84		183		65	5,919,733			(1,359,297)
Balance (in shares) at Dec. 31, 2012				833,334		1,835,000		653,334
Issuance of Common Stock due to stock options exercised	3,000							1	2,999
Issuance of Common Stock due to stock options exercised (in shares)	12,290							12,290
Issuance of Restricted Stock due to Actagene merger	5,700							158	5,542
Issuance of Restricted Stock due to Actagene merger (in shares)								1,583,336
Conversion of Common Stock due to merger				(84)		(183)		(175)	442
Conversion of Common Stock due to merger ( in share)				(833,334)		(1,835,000)		2,675,678
Issuance of Stock net in offering costs	51,013,651							90	51,013,651
Issuance of Stock net in offering costs (in shares)								9,010,238
Stock-based compensation expense	370,439								370,439
Issuance of Warrant	47,600								47,600
Net loss	(14,213,643)											(14,213,643)
Balance at Dec. 31, 2013	$ 41,787,605							$ 139	$ 57,360,406			$ (15,572,940)
Balance (in shares) at Dec. 31, 2013								13,934,876